DEFERRED REVENUE - Rollforward (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
DEFERRED REVENUE
Deferred revenue, Beginning Balance	$ 33,993,000
Revenue recognized during the period (note 18)	(4,918,000)	$ (4,023,000)
Deferred revenue, Ending Balance	40,145,000	33,993,000
CLJV Toll Milling-Ecora
DEFERRED REVENUE
Deferred revenue, Beginning Balance	33,993,000	34,958,000
Revenue recognized during the period (note 18)	(4,918,000)	(4,023,000)
Accretion (note 17)	2,835,000	3,058,000
Deferred revenue, Ending Balance	$ 31,910,000	$ 33,993,000